Insurance (Tables)	12 Months Ended
Jun. 30, 2019
Insurance [Abstract]
Schedule of liabilities covered by insurance
Insurance type	Coverage - R$

Civil liability (D&O)	30,000
Civil, professional and general liability	8,832
Machinery	8,920
Fire/lightning/explosion/electrical damage (office)	5,182
Storage silo (Chaparral Farm)	21,400
74,334